Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restricted Cash [Abstract]
Restricted Cash
RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Consolidated Balance Sheets. As of September 30, 2017 and December 31, 2016, restricted cash consisted of the following (in thousands):

	September 30,	December 31,
	2017	2016
Current restricted cash
Liquefaction Project	$116,513	$197,201

Non-current restricted cash
Liquefaction Project	—	73,339

Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of our debt holders, we are required to deposit all cash received into reserve accounts controlled by the collateral trustee.  The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments.

RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Consolidated Balance Sheets. As of December 31, 2016 and 2015, restricted cash consisted of the following (in thousands):

	December 31,
	2016	2015
Current restricted cash
Liquefaction Project	$197,201	$46,770

Non-current restricted cash
Liquefaction Project	73,339	—

Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of our debt holders, we are required to deposit all cash received into reserve accounts controlled by the collateral trustee.  The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments.